Federated Hermes MDT Large Cap Growth ETF Expense Example - Federated Hermes MDT Large Cap Growth ETF - Federated Hermes MDT Large Cap Growth ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640